CONDENSED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (29,551,000)	$ (3,988,000)	$ (6,365,530)	$ (2,572,690)
Adjustment to reconcile net loss to net cash from operating activities
Depreciation and amortization	150,000	6,000	16,790	8,552
Stock-based compensation	10,635,000	41,000	125,302	29,930
Change in fair value of derivative liability		(18,000)	(18,440)	26,700
Noncash interest expense	6,113,000	4,000	3,562	849
Deferred rent	55,000	(19,000)	(1,169)	(5,969)
Loss on disposal of assets	10,000	5,000	5,170
Changes in operating assets and liabilities
Prepaid expenses	(897,000)	(33,000)	(47,058)	(179,235)
Other assets	(80,000)	(80,000)	(79,769)	(17,664)
Accounts payable	621,000	50,000	254,807	52,288
Accrued expenses	510,000	34,000	453,195	(98,867)
Due to related party	16,000	(17,000)	40,848	(28,920)
Net cash from operating activities	(12,418,000)	(4,015,000)	(5,612,292)	(2,785,026)
Cash flows from investing activities
Purchases of marketable securities	(1,112,423,000)
Sales and maturities of marketable securities	995,944,000
Purchase of property and equipment	(1,499,000)	(105,000)	(278,843)	(1,919)
Net cash used in investing activities	(117,978,000)	(105,000)	(278,843)	(1,919)
Cash flows from financing activities
Proceeds from exercise of stock options	2,933,000		376	4,583
Initial public offering costs	(12,497,000)
Proceeds from issuance of common stock	146,625,000
Proceeds from issuance of preferred stock, net		19,597,000	19,596,847
Proceeds from issuance of securities convertible into equity, net			0	0
Proceeds from issuance of convertible notes	50,000,000			250,000
Proceeds from related party loans			0	0
Repayment of related party loans			0	0
Net cash from financing activities	187,061,000	19,597,000	19,597,223	254,583
Net change in cash and cash equivalents	56,665,000	15,477,000	13,706,088	(2,532,362)
Cash and cash equivalents at beginning of period	22,357,478	8,651,390	8,651,390	11,183,752
Cash and cash equivalents at end of period	79,022,000	24,128,000	22,357,478	8,651,390
Supplemental schedule of cash flows information:
Cash paid for interest	153,000	17,000	16,718
Supplemental schedule of non-cash investing and financing activities:
Warrants issuable pursuant to placement agent agreement			0	0
Conversion of convertible notes to securities convertible into equity			254,411
Discount from conversion of securities convertible into equity	5,612,000	254,000	2,646,970
Conversion of convertible securities into equity	2,525,000	2,647,000	14,999,525
Conversion of convertible notes and accrued interest into equity	$ 50,501,000	$ 15,000,000